E&E ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
E&E ASSETS
Schedule of property and nature of expenditure

	Kelly	Lone	Stockade		Fourmile
	Creek	Mountain	Mountain	Miller	Basin	Total
Balance - December 31, 2023	$636,708	$776,682	$867,100	$—	$—	$2,280,490
E&E expenditures:
Acquisition costs	20,000	—	15,000	—	—	35,000
Assays	—	41,135	21,101	—	—	62,236
Consulting	900	65,340	190,165	900	1,650	258,955
Drilling	—	—	543,613	—	—	543,613
Field supplies and rentals	—	1,070	81,008	—	—	82,078
Field work	—	60,050	60,613	—	—	120,663
Geophysics	—	—	3,180	—	—	3,180
Government payments	21,023	161,568	56,092	(3)	378	239,058
Share-based compensation	35,467	35,467	35,467	—	—	106,401
Technical and assessment reports	—	19,600	—	—	—	19,600
Travel	—	3,821	10,327	—	838	14,986
Write-off of E&E assets	—	—	—	(897)	(2,866)	(3,763)
Total E&E expenditures	77,390	388,051	1,016,566	—	—	1,482,007
Balance - September 30, 2024	$714,098	$1,164,733	$1,883,666	$—	$—	$3,762,497

Kelly Creek
E&E ASSETS
Schedule of minimum payments

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023	$30,000	Paid
September 16, 2024	$20,000	Paid
September 16, 2025	$20,000
September 16, 2026	$25,000
September 16, 2027 and every year thereafter	$30,000

Lone Mountain
E&E ASSETS
Schedule of pre-production payments

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000	Paid	(1)
November 1, 2025 and every year thereafter(2)	$30,000

(1)	Paid subsequent to September 30, 2024.
(2)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

Schedule of required minimum annual E&E expenditures on the project / property

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	In progress
September 1, 2026	$300,000	In progress
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress

(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Stockade Mountain
E&E ASSETS
Schedule of pre-production payments

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000	Paid
November 16, 2024 and every six months thereafter	$25,000